Filed pursuant to Rule 497(e).

File Nos. 33-36528 and 811-6161.

ALLIANZ FUNDS

Supplement Dated August 18, 2006

amending the Prospectus for Institutional and Administrative Class Shares of

Nicholas-Applegate Capital Management Sub-Advised Funds Dated November 1, 2005 (as supplemented)

solely with respect to the NACM Emerging Markets Opportunities Fund

Disclosure Relating to the NACM Emerging Markets Opportunities Fund

Effective August 21, 2006, Allianz Funds (the “Trust”) offers Institutional shares of the NACM Emerging Markets Opportunities Fund. This supplement describes the NACM Emerging Markets Opportunities Fund and amends the Prospectus solely with respect to the NACM Emerging Markets Opportunities Fund, and not with respect to any other series of the Trust described in the Prospectus. This supplement is not intended to amend, supplement, incorporate or update any information, including financial or performance information, relating to any series of the Trust other than the NACM Emerging Markets Opportunities Fund.

The following Summary Information relating to the NACM Emerging Markets Opportunities Fund is added to the table on page 2 of the Prospectus:

	Allianz Fund	Investment Objective	Main Investments	Approximate Number of Holdings	Approximate Capitalization Range
International Stock Funds	NACM Emerging Markets Opportunities Fund	Maximum long-term capital appreciation	Emerging Market Stocks	75-125	All capitalizations

In addition, the NACM Emerging Markets Opportunities Fund is added to the list of funds described in the Prospectus, and references to the number of funds described in the Prospectus are changed to refer to 6 funds. In this supplement and in the Prospectus, references to the “Funds” or a “Fund” are deemed to refer to the NACM Emerging Markets Opportunities Fund unless otherwise set forth herein or therein or unless the context otherwise requires. The Fund Summary for the NACM Emerging Markets Opportunities Fund as set forth on the following pages is added to the Prospectus.

NACM Emerging Markets Opportunities Fund

Principal Investments and Strategies	Investment Objective Seeks Maximum Long-Term Capital Appreciation	Fund Focus Emerging Market Stocks	Approximate Capitalization Range All Capitalizations

	Fund Category International Stocks	Approximate Number of Holdings 75-125	Dividend Frequency At Least Annually

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in the securities of companies that are tied economically to countries with emerging securities markets—that is, countries with securities markets which are, in the opinion of the sub-adviser, less sophisticated than more developed markets in terms of participation by investors, analyst coverage, liquidity and regulation. The Fund will normally have exposure to at least 5 emerging markets countries. The Fund normally invests at least 75% of its net assets in common stocks. The Fund may also invest in other equity securities, such as preferred stocks, warrants and debt securities convertible into common stocks, and in fixed-income securities. The Fund may invest up to 20% of its net assets in U.S. companies.

The portfolio managers currently select portfolio securities from an investment universe of approximately 1,400 non-U.S. companies. The portfolio managers apply an active, bottom-up approach to build a diversified portfolio of emerging markets growth companies that are expected to exceed market expectations for earnings growth. The Fund may invest in companies of any capitalization size, and may invest a significant portion of its assets in small and medium capitalization companies. In analyzing specific companies for possible investment, the portfolio managers ordinarily look for one or more of the following characteristics: above-average or accelerating earnings growth; high return on investment capital; a healthy or improving balance sheet and overall financial strength; sound financial and accounting policies; strong competitive advantages, which may include effective research, product development and marketing, development of new technologies, efficient service and pricing flexibility; strong management; and general operating characteristics that the portfolio managers believe will enable the companies to compete successfully in their respective markets. The portfolio managers may consider selling a particular security if any of the original reasons for purchase materially change, to manage risk within the portfolio, if a better investment is identified, or to meet redemption requests.

The portfolio managers expect to actively manage the Fund’s portfolio, which may often result in frequent trading activity and a high portfolio turnover rate, which may be 200% or more.

The Fund may utilize foreign currency exchange contracts, options and other derivative instruments (for example forward contracts and stock index future contracts). In response to unfavorable market and other conditions, the Fund may make temporary defensive investments of some or all of its assets in high quality fixed income securities, cash and cash equivalents. This would be consistent with the Fund’s investment objective and principal strategies.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Market Risk • Issuer Risk • Emerging Markets Risk • Foreign (non-U.S.) Investment Risk • Growth Securities Risk	• Currency Risk • Smaller Company Risk • Turnover Risk • Liquidity Risk • Derivatives Risk	• Focused Investment Risk • Leveraging Risk • Credit Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund. It is possible to lose money on an investment in the Fund.

Performance Information

The next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The Fund reorganized on August 18, 2006, when the Nicholas-Applegate Emerging Markets Opportunities Fund (the “Predecessor Fund”) reorganized into the Fund by transferring substantially all of its assets and liabilities to the Fund in exchange for Institutional Class shares of the Fund. The bar chart, the information to its right and the Average Annual Total Returns table show estimated performance of the Fund’s Institutional Class shares based on the historic performance of the Predecessor Fund’s Class I shares prior to the reorganization noted above, adjusted to reflect the lower administrative fees and actual other expenses of the Fund’s Institutional Class shares. This results in estimated Institutional Class Performance being higher than Predecessor Fund Performance in certain periods and lower in others. Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

NACM Emerging Markets Opportunities Fund (continued)

More Recent Return Information

1/1/06 – 6/30/06	9.75%

Highest and Lowest Quarter Returns (for periods shown in the bar chart)

Highest (3rd Qtr. ‘05)	18.24%
Lowest (1st Qtr. ‘05)	-0.31%

Average Annual Total Returns (for periods ended 12/31/05)

	1 Year	Fund Inception (5/27/04)(4)
Institutional Class — Before Taxes(1)	41.80%	44.66%
Institutional Class — After Taxes on Distributions(1)	40.98%	44.10%
Institutional Class — After Taxes on Distributions and Sale of Fund Shares(1)	27.12%	38.17%

MSCI Emerging Markets Index(2)	34.54%	40.63%
Lipper Emerging Markets Funds Average(3)	32.15%	37.97%

(1)	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
(2)	The MSCI Emerging Markets Index (“EM”) is a market capitalization-weighted index composed of over 800 companies representative of the market structure of emerging countries in Europe, Latin America, Africa, Middle East and Asia. The MSCI EM Index excludes closed markets and those shares in otherwise free markets that are not purchasable by foreigners.
(3)	The Lipper Emerging Markets Funds Average is a total return performance average of funds tracked by Lipper, Inc that seek long-term capital appreciation by investing at least 65% of total assets in emerging market equity securities, where “emerging market” is defined by a country’s GNP per capita or other economic measures. It does not take into account sales charges.
(4)	The NACM Fund began operations on 5/27/04. Index comparisons begin on 5/31/04.

NACM Emerging Markets Opportunities Fund (continued)

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Institutional Class shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None

Redemption Fee (as a percentage of exchange price or amount redeemed)	2.00%*

*	The Redemption Fee may apply to any shares that are redeemed or exchanged within 30 days of acquisition (including acquisitions through exchanges). The Redemption Fee will be equal to 2.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See “Purchases, Redemptions and Exchanges—Redemption Fees.”

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)(1)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(1)	Total Annual Fund Operating Expenses	Expense Reduction(2)	Net Annual Fund Operating Expenses
Institutional	0.90%	None	0.67%	1.57%	(0.22)%	1.35%

(1)	Other Expenses reflects a 0.45% Administrative Fee paid by Institutional Class shares, which rate is subject to a reduction of 0.025% to the extent the aggregate average daily net assets of the Fund exceed $500 million and an additional 0.025% to the extent the aggregate average daily net assets of the Fund exceed $1 billion, 0.21% in organizational expenses and 0.01% in trustees’ expenses, each based on estimated amounts for the Fund’s fiscal year ending June 30, 2007. See “Management of the Fund—Administrative Fees.”
(2)	Net Fund Operating Expenses reflects the effect of a contractual agreement by the Adviser to waive its Advisory Fee or Administrative Fee and/or reimburse the Fund to the extent that Annual Fund Operating Expenses exceed, due to the payment of organizational and certain other expenses, 1.35% for Institutional Class shares during the Fund’s fiscal year ending June 30, 2007 (but not any subsequent years). Under the Expense Limitation Agreement, the Adviser may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expenses limit.

Examples. The Examples below are intended to help you compare the cost of investing in Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.*

Share Class	Year 1	Year 3	Year 5	Year 10
Institutional	$137	$431	$745	$1,635

*	The Examples are based on the Net Fund Operating Expenses shown above.

Changes to “Summary of Principal Risks”

The following sentence is added to the sub-section captioned “Emerging Markets Risk”:

“The NACM Emerging Markets Opportunities Fund, in particular, has substantial exposure to this risk.”

Changes to “Management of the Funds”

1. The table in the sub-section captioned “Advisory Fees” is revised to add the NACM Emerging Markets Opportunities Fund to the list of Funds that each pay the Adviser monthly advisory fees at the annual rate of 0.90% of the average daily net assets attributable in the aggregate to such Fund’s Institutional Class shares.

In addition, the last paragraph of this subsection is revised to read as follows: “A discussion regarding the basis for the approval by the Board of Trustees of the investment advisory agreement between Allianz Global Fund Management and the Trust with respect to each Fund (except the NACM Emerging Markets Opportunities Fund) and the portfolio management agreement between Allianz Global Fund Management and the Sub-Adviser is available in the Funds’ annual reports to shareholders for the fiscal year ended June 30, 2005. A discussion regarding the basis for any approval by the Board of Trustees of the NACM Emerging Markets Opportunities Fund’s investment advisory agreement or portfolio management agreement during any six-month period will be available in the Fund’s annual or semi-annual report for that period.”

2. The table in the sub-section captioned “Administrative Fees” is revised to add the NACM Emerging Markets Opportunities Fund to the list of Funds that each pay the Adviser monthly administrative fees at the annual rate of 0.45% of the average daily net assets attributable in the aggregate to such Fund’s Institutional Class shares.

3. The Fund’s Sub-Adviser is NACM. The table in the sub-section captioned “Sub-Adviser” is revised to indicate that the following individuals at Nicholas-Applegate share joint responsibility for managing the NACM Emerging Markets Opportunities Fund:

Fund	Portfolio Manager	Since	Recent Professional Experience
NACM Emerging Markets Opportunities Fund	Joseph Devine	2005	Senior Vice President and Lead Portfolio Manager for the Nicholas-Applegate Pacific Rim and Emerging Market Opportunities strategies. Prior to joining Nicholas-Applegate in 2005, he was a research analyst and trader for the international strategy team at Duncan-Hurst Capital Management L.P. from 2000 to 2005. Prior to joining Duncan-Hurst, he held trading positions at Peregrine Investment Holdings Ltd. from 1996 to 1998 and Credit Suisse First Boston from 1998 to 2000 and was a financial consultant at Merrill Lynch. Mr. Devine has more than ten years of investment industry experience.

Fund	Portfolio Manager	Since	Recent Professional Experience
	Vincent Willyard, CFA	2005	Managing Director and Portfolio Manager for the Nicholas-Applegate Pacific Rim strategies and International Small-Cap and All-Cap strategies. Prior to joining Nicholas-Applegate in 2005, he was a portfolio manager at Duncan-Hurst Capital Management L.P. for its International Growth Equity and International Small-Cap Growth equity strategies from 1996 to 2005. Prior to joining Duncan-Hurst, Mr. Willyard was employed by Fidelity Investment Advisors Group. Mr. Willyard has more than ten years of investment industry experience.

Changes to “Purchases, Redemptions and Exchanges”

1. The table in the subsection captioned “Redemption Fees” is revised to add the NACM Emerging Markets Opportunities Fund to the list of funds that have a “Holding Period” of 30 days. The subsection is further revised to indicate that NACM Emerging Markets Opportunities Fund shareholders who received Institutional Class shares of the Fund in exchange for Class I or Class II shares of the Nicholas-Applegate Emerging Markets Opportunities Fund (the “Predecessor Fund”) in connection with the reorganization of the Predecessor Fund into the Fund will not pay any redemption fee on redemptions or exchanges of the Institutional Class shares received in the reorganization. However, any shares of the Fund acquired after the reorganization will be subject to the redemption fees described in the Prospectus. In addition, any shares received in exchange for Fund shares received in the reorganization will be subject to redemption fees as described in the applicable prospectus.

Changes to “Characteristics and Risks of Securities and Investment Techniques”

The section captioned “Characteristics and Risks of Securities and Investment Techniques” provides additional information about some of the principal investments and related risks of the NACM Emerging Markets Opportunities Fund. It also describes characteristics and risks of additional securities and investment techniques that are not necessarily principal investment strategies, but may be used by the NACM Emerging Markets Opportunities Fund from time to time.

The section is revised as follows:

1. The second sentence in the sub-section captioned “Foreign (Non-U.S.) Securities” is revised to read, in its entirety, as follows:

“The NACM Global, NACM International and NACM Emerging Markets Opportunities Funds invest principally in securities of foreign issuers, securities traded principally in securities markets outside the United States and/or securities denominated in foreign currencies (together, “foreign securities”).”

2. The sub-section captioned “Emerging Market Securities” is revised to indicate the NACM Emerging Markets Opportunities Fund is especially sensitive to the risks of investing in emerging market securities.

3. The sub-section captioned “Changes in Investment Objectives and Policies” is revised to note that the NACM Emerging Markets Opportunities Fund has adopted an 80% investment policy under Rule 35d-1 under the Investment Company Act of 1940.

4. The sub-section captioned “Portfolio Turnover” is revised to reflect that the NACM Emerging Markets Opportunities Fund may have a portfolio turnover rate of 200% or more.

Changes to “Financial Highlights”

1. The first paragraph is revised to note that, for the NACM Emerging Markets Opportunities Fund, the information in the table of financial highlights reflects financial results for Class I shares of the Nicholas-Applegate Emerging Markets Opportunities Fund, the Fund’s predecessor (the “Predecessor Fund”), which reorganized into the Fund on August 18, 2006. Absent of such reorganization, the Fund would not have any financial information to disclose. The Predecessor Fund did not offer Institutional Class shares during the periods shown.

2. The second paragraph is revised to note that, regarding the NACM Emerging Markets Opportunities Fund, the total returns in the table of financial highlights represent the rate that an investor would have earned or lost on an investment in Class I shares of the Predecessor Fund, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLC, an independent registered public accounting firm, whose report, along with the Predecessor Fund’s financial statements, are included in the March 31, 2006 annual report to shareholders of Nicholas-Applegate Institutional Funds. The Predecessor Fund’s financial statements and the report of independent accountants thereon are incorporated by reference in the Statement of Additional Information and are available free of charge upon request from the Distributor.

The table of financial highlights is revised to add the following financial results for Class I shares of the Predecessor Fund:

NICHOLAS-APPLEGATE EMERGING

MARKETS OPPORTUNITIESS FUND

	Net Asset Value Beginning	Net Investment Income (Loss) (1)	Net Realized and Unrealized Gains (Loss)	Distributions From
				Total From Investment Operations	Net Investment Income	Net Realized Capital Gains
For the period 04/01/06 through 06/30/06	$20.59	$0.07	$(1.23)	$(1.16)	$—	$—
For the year ended 03/31/06	12.62	0.28	7.96	8.24	(0.27)	—
5/27/04 (Commenced) to 03/31/05	10.00	0.08	2.55	2.63	(0.01)	—

Total Distributions	Net Asset Value Ending	Total Return (2)		Net Assets, Ending (in 000’s)	Ratios To Average Net Assets (3)						Fund’s Portfolio Turnover Rate
					Net Investment Income (Loss)	Total Expenses	Expense (Reimbursements)/ Recoupment	Expenses Net of Reimbursements/ Recoupment	Expenses Net of Reimbursements/ Recoupment and Offset (4)
$—	$19.43	(5.63%)		$21,682	1.42%	1.55%	—	1.55%	1.41%		28%
(0.27)	20.59	65.89%		20,725	1.88%	2.21%	(0.53)%	1.68%	1.19	%(6)	119%
(0.01)	12.62	26.32	%(5)	26,517	0.56%	2.83%	(1.08)%	1.75%	1.69	%(7)	59	%(8)

(1)	Net investment income’ per share is calculated by dividing net investment income for the period by the average shares outstanding during the period.
(2)	Total returns are not annualized for periods less than one year.
(3)	Ratios are annualized for periods of less than one year. Expense reimbursements reflect voluntary reductions to total expenses, as discussed in the notes to financial statements. Such amounts would decrease net investment income (loss) ratios had such reductions not occurred.
(4)	Net expenses include certain items not subject to expense reimbursement.
(5)	Inception to date Return.
(6)	The Board of Trustees of Nicholas-Applegate Institutional Funds (the “NACM Trust”) approved the amendments to the NACM Trust’s Expenses Limitation Agreement whereby overall operating expenses (excluding taxes, interest, brokerage and extraordinary expenses) of the Predecessor Fund did not exceed 1.55% for the period 01/24/06 to 03/31/06, respectively.
(7)	The Board of Trustees of Nicholas-Applegate Institutional Funds approved the amendments to the NACM Trust’s Expenses Limitation Agreement whereby overall operating expenses (excluding taxes, interest, brokerage and extraordinary expenses) of the Predecessor Fund did not exceed 1.75% for the period 04/01/04 to 03/23/05 and 1.65% for the period 03/24/05 to 03/31/05, respectively.
(8)	Due to the realignment of the Predecessor Fund’s portfolio in connection with the combination with the Nicholas-Applegate Emerging Countries Fund, the cost of purchases of $2,958,229 and proceeds from sales of $3,564,155 have been excluded from the Portfolio Turnover calculation.

Filed pursuant to Rule 497(e).

File Nos. 33-36528 and 811-6161.

ALLIANZ FUNDS

Supplement Dated August 21, 2006

amending the Prospectus for Class D Shares of International/Sector Stock Funds Dated April 1, 2006 (as supplemented)

solely with respect to the NACM Emerging Markets Opportunities Fund

Disclosure Relating to the NACM Emerging Markets Opportunities Fund

Effective August 22, 2006, Allianz Funds (the “Trust”) offers Class D shares of the NACM Emerging Markets Opportunities Fund. This supplement describes the NACM Emerging Markets Opportunities Fund and amends the Prospectus solely with respect to the NACM Emerging Markets Opportunities Fund, and not with respect to any other series of the Trust described in the Prospectus. This supplement is not intended to amend, supplement, incorporate or update any information, including financial or performance information, relating to any series of the Trust other than the NACM Emerging Markets Opportunities Fund.

The following Summary Information relating to the NACM Emerging Markets Opportunities Fund is added to the table on page 2 of the Prospectus:

	Allianz Fund	Investment Objective	Main Investments	Approximate Number of Holdings	Approximate Capitalization Range
International Stock Funds	NACM Emerging Markets Opportunities Fund	Maximum long-term capital appreciation	Emerging Market Stocks	75-125	All capitalizations

In addition, the NACM Emerging Markets Opportunities Fund is added to the list of funds described in the Prospectus, and references to the number of funds described in the Prospectus are changed to refer to 11 funds. In this supplement and in the Prospectus, references to the “Funds” or a “Fund” are deemed to refer to the NACM Emerging Markets Opportunities Fund unless otherwise set forth herein or therein or unless the context otherwise requires. The Fund Summary for the NACM Emerging Markets Opportunities Fund as set forth on the following pages is added to the Prospectus.

NACM Emerging Markets Opportunities Fund

Principal Investments and Strategies	Investment Objective Seeks Maximum Long-Term Capital Appreciation	Fund Focus Emerging Market Stocks	Approximate Capitalization Range All Capitalizations

	Fund Category International Stocks	Approximate Number of Holdings 75-125	Dividend Frequency At Least Annually

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in the securities of companies that are tied economically to countries with emerging securities markets—that is, countries with securities markets which are, in the opinion of the sub-adviser, less sophisticated than more developed markets in terms of participation by investors, analyst coverage, liquidity and regulation. The Fund will normally have exposure to at least 5 emerging markets countries. The Fund normally invests at least 75% of its net assets in common stocks. The Fund may also invest in other equity securities, such as preferred stocks, warrants and debt securities convertible into common stocks, and in fixed-income securities. The Fund may invest up to 20% of its net assets in U.S. companies.

The portfolio managers currently select portfolio securities from an investment universe of approximately 1,400 non-U.S. companies. The portfolio managers apply an active, bottom-up approach to build a diversified portfolio of emerging markets growth companies that are expected to exceed market expectations for earnings growth. The Fund may invest in companies of any capitalization size, and may invest a significant portion of its assets in small and medium capitalization companies. In analyzing specific companies for possible investment, the portfolio managers ordinarily look for one or more of the following characteristics: above-average or accelerating earnings growth; high return on investment capital; a healthy or improving balance sheet and overall financial strength; sound financial and accounting policies; strong competitive advantages, which may include effective research, product development and marketing, development of new technologies, efficient service and pricing flexibility; strong management; and general operating characteristics that the portfolio managers believe will enable the companies to compete successfully in their respective markets. The portfolio managers may consider selling a particular security if any of the original reasons for purchase materially change, to manage risk within the portfolio, if a better investment is identified, or to meet redemption requests.

The portfolio managers expect to actively manage the Fund’s portfolio, which may often result in frequent trading activity and a high portfolio turnover rate, which may be 200% or more.

The Fund may utilize foreign currency exchange contracts, options and other derivative instruments (for example forward contracts and stock index future contracts). In response to unfavorable market and other conditions, the Fund may make temporary defensive investments of some or all of its assets in high quality fixed income securities, cash and cash equivalents. This would be consistent with the Fund’s investment objective and principal strategies.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Market Risk • Issuer Risk • Emerging Markets Risk • Foreign (non-U.S.) Investment Risk • Growth Securities Risk	• Currency Risk • Smaller Company Risk • Turnover Risk • Liquidity Risk • Derivatives Risk	• Focused Investment Risk • Leveraging Risk • Credit Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund. It is possible to lose money on an investment in the Fund.

Performance Information

The next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The Fund reorganized on August 18, 2006, when the Nicholas-Applegate Emerging Markets Opportunities

Fund (the “Predecessor Fund”) reorganized into the Fund by transferring substantially all of its assets and liabilities to the Fund in exchange for Institutional Class shares of the Fund. The bar chart, the information to its right and the Average Annual Total Returns table show estimated performance of the Fund’s Institutional Class shares, which are offered in a different prospectus. (Neither the Fund nor the Predecessor Fund offered shares corresponding to the Fund’s Class D shares during the periods shown.) Performance information in the Average Annual Total Returns Table also shows estimated performance of Class D shares of the Fund. The Fund’s Institutional Class performance is based on the historic performance of the Predecessor Fund’s Class I shares prior to the reorganization noted above, adjusted to reflect the lower administrative fees and actual other expenses of the Fund’s Institutional Class shares. The Class D performance is also based on the Predecessor Fund’s historical Class I performance, adjusted to reflect the sales charges, distribution and/or service (12b-1) fees, administrative fees and other expenses paid by the Fund’s Class D shares. Although Institutional Class and Class D shares would have similar annual returns (because all of the Fund’s shares represent interests in the same portfolio of securities), Class D performance would be lower than Institutional Class and Predecessor Fund performance because of the higher expenses paid by Class D Shares. Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

NACM Emerging Markets Opportunities Fund (continued)

More Recent Return Information

1/1/06 – 6/30/06	9.75%

Highest and Lowest Quarter Returns (for periods shown in the bar chart)

Highest (3rd Qtr. ‘05)	18.24%
Lowest (1st Qtr. ‘05)	-0.31%

Average Annual Total Returns (for periods ended 12/31/05)

	1 Year	Fund Inception (5/27/04)(4)
Institutional Class — Before Taxes(1)	41.80%	44.66%
Institutional Class — After Taxes on Distributions(1)	40.98%	44.10%
Institutional Class — After Taxes on Distributions and Sale of Fund Shares(1)	27.12%	38.17%
Class D	41.23%	44.07%

MSCI Emerging Markets Index(2)	34.54%	40.63%
Lipper Emerging Markets Funds Average(3)	32.15%	37.97%

(1)	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for Class D shares will vary.
(2)	The MSCI Emerging Markets Index (“EM”) is a market capitalization-weighted index composed of over 800 companies representative of the market structure of emerging countries in Europe, Latin America, Africa, Middle East and Asia. The MSCI EM Index excludes closed markets and those shares in otherwise free markets that are not purchasable by foreigners.
(3)	The Lipper Emerging Markets Funds Average is a total return performance average of funds tracked by Lipper, Inc that seek long-term capital appreciation by investing at least 65% of total assets in emerging market equity securities, where “emerging market” is defined by a country’s GNP per capita or other economic measures. It does not take into account sales charges.
(4)	The NACM Fund began operations on 5/27/04. Index comparisons begin on 5/31/04.

NACM Emerging Markets Opportunities Fund (continued)

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Class D shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None

Redemption Fee (as a percentage of exchange price or amount redeemed)	2.00%*

*	The Redemption Fee may apply to any shares that are redeemed or exchanged within 30 days of acquisition (including acquisitions through exchanges). The Redemption Fee will be equal to 2.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See “Purchases, Redemptions and Exchanges—Redemption Fees.”

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)(1)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees(2)	Other Expenses(3)	Total Annual Fund Operating Expenses	Expense Reduction(4)	Net Annual Fund Operating Expenses(4)
Class D	0.90%	0.25%	0.82%	1.97%	(0.22)%	1.75%

(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)	The Fund’s administration agreement includes a plan for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940. Up to 0.25% per year of the total Administrative Fee paid under the administration agreement may be Distribution and/or Service (12b-1) Fees. The Fund will pay a total of 0.85% per year under the administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see “Management of the Fund—Administrative Fees” for details. The Fund intends to treat any fees paid under the plan as “service fees” for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the “NASD”). To the extent that such fees are deemed not to be “service fees,” Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.
(3)	Other Expenses, which is based upon estimated amounts for the Fund’s fiscal year ending June 30, 2007, reflect the portion of the Administrative Fee paid by the class that is not reflected under Distribution and/or Service (12b-1) Fees and 0.01% in trustees’ expense and 0.21% in organizational expenses estimated to be attributable to Class D shares during the fiscal year ending June 30, 2007. The Administrative Fee rate is subject to a reduction of 0.025% to the extent the aggregate average daily net assets of the Fund exceed $500 million, an additional 0.025% to the extent the aggregate average daily net assets of the Fund exceed $1 billion, an additional 0.025% to the extent the aggregate average daily net assets of the Fund exceed $2.5 billion and an additional 0.025% to the extent the aggregate average daily net assets of the Fund exceed $5 billion. See “Management of the Fund—Administrative Fees.”
(4)	Net Fund Operating Expenses reflects the effect of a contractual agreement by the Adviser to waive its Advisory Fee or Administrative Fee and/or reimburse the Fund to the extent that Annual Fund Operating Expenses exceed, due to the payment of organizational and certain other expenses, 1.75% for Class D shares during the Fund’s fiscal year ending June 30, 2007 (but not any subsequent years). Under the Expense Limitation Agreement, the Adviser may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expenses limit.

Examples. The Examples below are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.*

Share Class	Year 1	Year 3	Year 5	Year 10
Class D	$178	$554	$954	$2,073

*	The Examples are based on the Net Fund Operating Expenses shown above.

Changes to “Summary of Principal Risks”

The following sentence is added to the sub-section captioned “Emerging Markets Risk”:

“The NACM Emerging Markets Opportunities Fund, in particular, has substantial exposure to this risk.”

Changes to “Management of the Funds”

1. The table in the sub-section captioned “Advisory Fees” is revised to add the NACM Emerging Markets Opportunities Fund to the list of Funds that each pay the Adviser monthly advisory fees at the annual rate of 0.90% of the average daily net assets attributable in the aggregate to such Fund’s Class D shares.

In addition, the last paragraph of this subsection is revised to read as follows: “A discussion regarding the basis for the approval by the Board of Trustees of the investment advisory agreement between Allianz Global Fund Management and the Trust with respect to each Fund (except the NACM Emerging Markets Opportunities Fund) and the portfolio management agreements between Allianz Global Fund Management and each respective Sub-Adviser is available in the Funds’ annual reports to shareholders for the fiscal year ended June 30, 2005. A discussion regarding the basis for any approval by the Board of Trustees of the NACM Emerging Markets Opportunities Fund’s investment advisory agreement or portfolio management agreement during any six-month period will be available in the Fund’s annual or semi-annual report for that period.”

2. The table in the sub-section captioned “Administrative Fees” is revised to add the NACM Emerging Markets Opportunities Fund to the list of Funds that each pay the Adviser monthly administrative fees at the annual rate of 0.85% of the average daily net assets attributable in the aggregate to such Fund’s Class D shares.

3. The table after the first paragraph of the sub-section captioned “Sub-Advisers” is revised to add the NACM Emerging Markets Opportunities Fund to the list of funds sub-advised by Nicholas-Applegate.

4. The table in the sub-section captioned “NACM” is revised to indicate that the following individuals at Nicholas-Applegate share joint responsibility for managing the NACM Emerging Markets Opportunities Fund:

Fund	Portfolio Manager	Since	Recent Professional Experience
NACM Emerging Markets Opportunities Fund	Joseph Devine	2005	Senior Vice President and Lead Portfolio Manager for the Nicholas-Applegate Pacific Rim and Emerging Market Opportunities strategies. Prior to joining Nicholas-Applegate in 2005, he was a research analyst and trader for the international strategy team at Duncan-Hurst Capital Management L.P. from 2000 to 2005. Prior to joining Duncan-Hurst, he held trading positions at Peregrine Investment Holdings Ltd. from 1996 to 1998 and Credit Suisse First Boston from 1998 to 2000 and was a financial consultant at Merrill Lynch. Mr. Devine has more than ten years of investment industry experience.

Fund	Portfolio Manager	Since	Recent Professional Experience
	Vincent Willyard, CFA	2005	Managing Director and Portfolio Manager for the Nicholas-Applegate Pacific Rim strategies and International Small-Cap and All-Cap strategies. Prior to joining Nicholas-Applegate in 2005, he was a portfolio manager at Duncan-Hurst Capital Management L.P. for its International Growth Equity and International Small-Cap Growth equity strategies from 1996 to 2005. Prior to joining Duncan-Hurst, Mr. Willyard was employed by Fidelity Investment Advisors Group. Mr. Willyard has more than ten years of investment industry experience.

Changes to “Characteristics and Risks of Securities and Investment Techniques”

The section captioned “Characteristics and Risks of Securities and Investment Techniques” provides additional information about some of the principal investments and related risks of the NACM Emerging Markets Opportunities Fund. It also describes characteristics and risks of additional securities and investment techniques that are not necessarily principal investment strategies, but may be used by the NACM Emerging Markets Opportunities Fund from time to time.

The section is revised as follows:

1. The second sentence in the sub-section captioned “Foreign (Non-U.S.) Securities” is revised to read, in its entirety, as follows:

“The NACM Global, NACM International and NACM Emerging Markets Opportunities Funds invest principally in securities of foreign issuers, securities traded principally in securities markets outside the United States and/or securities denominated in foreign currencies (together, “foreign securities”).”

2. The sub-section captioned “Emerging Market Securities” is revised to indicate the NACM Emerging Markets Opportunities Fund is especially sensitive to the risks of investing in emerging market securities.

3. The sub-section captioned “Changes in Investment Objectives and Policies” is revised to note that the NACM Emerging Markets Opportunities Fund has adopted an 80% investment policy under Rule 35d-1 under the Investment Company Act of 1940.

4. The sub-section captioned “Portfolio Turnover” is revised to reflect that the NACM Emerging Markets Opportunities Fund may have a portfolio turnover rate of 200% or more.

Changes to “Financial Highlights”

1. The first paragraph is revised to note that, for the NACM Emerging Markets Opportunities Fund, the information in the table of financial highlights reflects financial results for Class I shares of the Nicholas-Applegate Emerging Markets Opportunities Fund, the Fund’s predecessor (the “Predecessor Fund”), which reorganized into the Fund on August 18, 2006. Absent of such reorganization, the Fund would not have any financial information to disclose. The Predecessor Fund did not offer Class D shares during the periods shown.

2. The second paragraph is revised to note that, regarding the NACM Emerging Markets Opportunities Fund, the total returns in the table of financial highlights represent the rate that an investor would have earned or lost on an investment in Class I shares of the Predecessor Fund, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLC, an independent registered public accounting firm, whose report, along with the Predecessor Fund’s financial statements, are included in the March 31, 2006 annual report to shareholders of Nicholas-Applegate Institutional Funds. The Predecessor Fund’s financial statements and the report of independent accountants thereon are incorporated by reference in the Statement of Additional Information and are available free of charge upon request from the Distributor.

The table of financial highlights is revised to add the following financial results for Class I shares of the Predecessor Fund:

NICHOLAS-APPLEGATE EMERGING MARKETS OPPORTUNITIES FUND	Net Asset Value Beginning	Net Investment Income (Loss) (1)	Net Realized and Unrealized Gains (Loss)	Distributions From
				Total From Investment Operations	Net Investment Income	Net Realized Capital Gains
For the period 04/01/06 through 06/30/06	$20.59	$0.07	$(1.23)	$(1.16)	$—	$—
For the year ended 03/31/06	12.62	0.28	7.96	8.24	(0.27)	—
5/27/04 (Commenced) to 03/31/05	10.00	0.08	2.55	2.63	(0.01)	—

Total Distributions	Net Asset Value Ending	Total Return (2)	Net Assets, Ending (in 000’s)	Ratios To Average Net Assets (3)						Fund’s Portfolio Turnover Rate
				Net Investment Income (Loss)	Total Expenses	Expense (Reimbursements)/ Recoupment	Expenses Net of Reimbursements/ Recoupment	Expenses Net of Reimbursements/ Recoupment and Offset (4)
$—	$19.43	(5.63%)	$21,682	1.42%	1.55%	—	1.55%	1.41%		28%
(0.27)	20.59	65.89%	20,725	1.88%	2.21%	(0.53)%	1.68%	1.19	%(6)	119%
(0.01)	12.62%	26.32 (5)	26,517%	0.56%	2.83%	(1.08)%	1.75	119%		59	%(8)

(1)	Net investment income’ per share is calculated by dividing net investment income for the period by the average shares outstanding during the period.
(2)	Total returns are not annualized for periods less than one year.
(3)	Ratios are annualized for periods of less than one year. Expense reimbursements reflect voluntary reductions to total expenses, as discussed in the notes to financial statements. Such amounts would decrease net investment income (loss) ratios had such reductions not occurred.
(4)	Net expenses include certain items not subject to expense reimbursement.
(5)	Inception to date Return.
(6)	The Board of Trustees of Nicholas-Applegate Institutional Funds (the “NACM Trust”) approved the amendments to the NACM Trust’s Expenses Limitation Agreement whereby overall operating expenses (excluding taxes, interest, brokerage and extraordinary expenses) of the Predecessor Fund did not exceed 1.55% for the period 01/24/06 to 03/31/06, respectively.
(7)	The Board of Trustees of Nicholas-Applegate Institutional Funds approved the amendments to the NACM Trust’s Expenses Limitation Agreement whereby overall operating expenses (excluding taxes, interest, brokerage and extraordinary expenses) of the Predecessor Fund did not exceed 1.75% for the period 04/01/04 to 03/23/05 and 1.65% for the period 03/24/05 to 03/31/05, respectively.
(8)	Due to the realignment of the Predecessor Fund’s portfolio in connection with the combination with the Nicholas-Applegate Emerging Countries Fund, the cost of purchases of $2,958,229 and proceeds from sales of $3,564,155 have been excluded from the Portfolio Turnover calculation.

Filed pursuant to Rule 497(e).

File Nos. 33-36528 and 811-6161.

ALLIANZ FUNDS

Supplement Dated August 21, 2006 amending the

Prospectus for Class A, B and C Shares of International/Sector Stock Funds Dated April 1, 2006 (as supplemented)

solely with respect to the NACM Emerging Markets Opportunities Fund

Disclosure Relating to the NACM Emerging Markets Opportunities Fund

Effective August 22, 2006, Allianz Funds (the “Trust”) offers Class A and C shares of the NACM Emerging Markets Opportunities Fund. This supplement describes the NACM Emerging Markets Opportunities Fund and amends the Prospectus solely with respect to the NACM Emerging Markets Opportunities Fund, and not with respect to any other series of the Trust described in the Prospectus. This supplement is not intended to amend, supplement, incorporate or update any information, including financial or performance information, relating to any series of the Trust other than the NACM Emerging Markets Opportunities Fund.

The following Summary Information relating to the NACM Emerging Markets Opportunities Fund is added to the table on page 2 of the Prospectus:

	Allianz Fund	Investment Objective	Main Investments	Approximate Number of Holdings	Approximate Capitalization Range
International Stock Funds	NACM Emerging Markets Opportunities Fund	Maximum long-term capital appreciation	Emerging Market Stocks	75-125	All capitalizations

In addition, the NACM Emerging Markets Opportunities Fund is added to the list of funds described in the Prospectus, and references to the number of funds described in the Prospectus are changed to refer to 11 funds. In this supplement and in the Prospectus, references to the “Funds” or a “Fund” are deemed to refer to the NACM Emerging Markets Opportunities Fund unless otherwise set forth herein or therein or unless the context otherwise requires. The Fund Summary for the NACM Emerging Markets Opportunities Fund as set forth on the following pages is added to the Prospectus.

NACM Emerging Markets Opportunities Fund

Principal Investments and Strategies	Investment Objective Seeks Maximum Long-Term Capital Appreciation	Fund Focus Emerging Market Stocks	Approximate Capitalization Range All Capitalizations

	Fund Category International Stocks	Approximate Number of Holdings 75-125	Dividend Frequency At Least Annually

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in the securities of companies that are tied economically to countries with emerging securities markets—that is, countries with securities markets which are, in the opinion of the sub-adviser, less sophisticated than more developed markets in terms of participation by investors, analyst coverage, liquidity and regulation. The Fund will normally have exposure to at least 5 emerging markets countries. The Fund normally invests at least 75% of its net assets in common stocks. The Fund may also invest in other equity securities, such as preferred stocks, warrants and debt securities convertible into common stocks, and in fixed-income securities. The Fund may invest up to 20% of its net assets in U.S. companies.

The portfolio managers currently select portfolio securities from an investment universe of approximately 1,400 non-U.S. companies. The portfolio managers apply an active, bottom-up approach to build a diversified portfolio of emerging markets growth companies that are expected to exceed market expectations for earnings growth. The Fund may invest in companies of any capitalization size, and may invest a significant portion of its assets in small and medium capitalization companies. In analyzing specific companies for possible investment, the portfolio managers ordinarily look for one or more of the following characteristics: above-average or accelerating earnings growth; high return on investment capital; a healthy or improving balance sheet and overall financial strength; sound financial and accounting policies; strong competitive advantages, which may include effective research, product development and marketing, development of new technologies, efficient service and pricing flexibility; strong management; and general operating characteristics that the portfolio managers believe will enable the companies to compete successfully in their respective markets. The portfolio managers may consider selling a particular security if any of the original reasons for purchase materially change, to manage risk within the portfolio, if a better investment is identified, or to meet redemption requests.

The portfolio managers expect to actively manage the Fund’s portfolio, which may often result in frequent trading activity and a high portfolio turnover rate, which may be 200% or more.

The Fund may utilize foreign currency exchange contracts, options and other derivative instruments (for example forward contracts and stock index future contracts). In response to unfavorable market and other conditions, the Fund may make temporary defensive investments of some or all of its assets in high quality fixed income securities, cash and cash equivalents. This would be consistent with the Fund’s investment objective and principal strategies.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Market Risk • Issuer Risk • Emerging Markets Risk • Foreign (non-U.S.) Investment Risk • Growth Securities Risk	• Currency Risk • Smaller Company Risk • Turnover Risk • Liquidity Risk • Derivatives Risk	• Focused Investment Risk • Leveraging Risk • Credit Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund. It is possible to lose money on an investment in the Fund.

Performance Information

The next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The Fund reorganized on August 18, 2006, when the Nicholas-Applegate Emerging Markets Opportunities

Fund (the “Predecessor Fund”) reorganized into the Fund by transferring substantially all of its assets and liabilities to the Fund in exchange for Institutional Class shares of the Fund. The bar chart, the information to its right and the Average Annual Total Returns table show estimated performance of the Fund’s Institutional Class shares, which are offered in a different prospectus. (Neither the Fund nor the Predecessor Fund offered shares corresponding to the Fund’s Class A or C shares during the periods shown.) Performance information in the average Annual Total Returns Table also shows estimated performance of Class A and Class C shares of the Fund. The Fund’s Institutional Class performance is based on the historic performance of the Predecessor Fund’s Class I shares prior to the reorganization noted above, adjusted to reflect the lower administrative fees and other expenses of the Fund’s Institutional Class shares. The Class A and Class C performance is also based on the Predecessor Fund’s historical Class I performance, adjusted to reflect the sales charges, distribution and/or service (12b-1) fees, administrative fees and other expenses paid by the Fund’s Class A and Class C shares. Although Institutional Class and Class A and Class C shares would have similar annual returns (because all of the Fund’s shares represent interests in the same portfolio of securities), Class A and Class C performance would be lower than Institutional Class and Predecessor Fund performance because of the lower expenses and no sales charges paid by Institutional Class shares and shares of the Predecessor Fund. Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

NACM Emerging Markets Opportunities Fund (continued)

More Recent Return Information

1/1/06 – 6/30/06	9.75%

Highest and Lowest Quarter Returns (for periods shown in the bar chart)

Highest (3rd Qtr. ‘05)	18.24%
Lowest (1st Qtr. ‘05)	-0.31%

Average Annual Total Returns (for periods ended 12/31/05)

	1 Year	Fund Inception (5/27/04)(4)
Institutional Class — Before Taxes(1)	41.80%	44.66%
Institutional Class — After Taxes on Distributions(1)	40.98%	44.10%
Institutional Class — After Taxes on Distributions and Sale of Fund Shares(1)	27.12%	38.17%
Class A	33.46%	39.06%
Class C	39.15%	42.98%

MSCI Emerging Markets Index(2)	34.54%	40.63%
Lipper Emerging Markets Funds Average(3)	32.15%	37.97%

(1)	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for Class A and Class C shares will vary.
(2)	The MSCI Emerging Markets Index (“EM”) is a market capitalization-weighted index composed of over 800 companies representative of the market structure of emerging countries in Europe, Latin America, Africa, Middle East and Asia. The MSCI EM Index excludes closed markets and those shares in otherwise free markets that are not purchasable by foreigners.
(3)	The Lipper Emerging Markets Funds Average is a total return performance average of funds tracked by Lipper, Inc that seek long-term capital appreciation by investing at least 65% of total assets in emerging market equity securities, where “emerging market” is defined by a country’s GNP per capita or other economic measures. It does not take into account sales charges.
(4)	The NACM Fund began operations on 5/27/04. Index comparisons begin on 5/31/04.

NACM Emerging Markets Opportunities Fund (continued)

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Class A or Class C shares of the Fund:

	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or NAV)		Redemption Fee (as a percentage of exchange price or amount redeemed)(3)
Class A	5.50%	1	%(1)	2%
Class C	None	1	%(2)	2%

(1)	Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
(2)	The CDSC on Class C shares is imposed only on shares redeemed in the first 18 months.
(3)	The Redemption Fee may apply to any shares that are redeemed or exchanged within 30 days of acquisition (including acquisition through exchanges). The Redemption Fee equals 2.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See “How to Buy and Sell Shares—Redemption Fees.”

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)(1)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees(2)	Other Expenses(3)	Total Annual Fund Operating Expenses	Expense Reduction(4)	Net Annual Fund Operating Expenses(4)
Class A	0.90%	0.25%	0.82%	1.97%	(0.22)%	1.75%
Class C	0.90%	1.00%	0.82%	2.72%	(0.22)%	2.50%

(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)	Due to the 12b-1 distribution fee imposed on Class C shares, Class C shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
(3)	Other Expenses, which is based upon estimated amounts for the Fund’s fiscal year ending June 30, 2007, reflect a 0.60% Administrative Fee paid by each class and 0.01% in trustees’ expense and 0.21% in organizational expenses estimated to be attributable to each class. The Administrative Fee rate is subject to a reduction of 0.025% to the extent the aggregate average daily net assets of the Fund exceed $500 million, an additional 0.025% to the extent the aggregate average daily net assets of the Fund exceed $1 billion, an additional 0.025% to the extent the aggregate average daily net assets of the Fund exceed $2.5 billion and an additional 0.025% to the extent the aggregate average daily net assets of the Fund exceed $5 billion. See “Management of the Fund—Administrative Fees.”
(4)	Net Fund Operating Expenses reflects the effect of a contractual agreement by the Adviser to waive its Advisory Fee or Administrative Fee and/or reimburse the Fund to the extent that Annual Fund Operating Expenses exceed, due to the payment of organizational and certain other expenses, 1.75% for Class A shares and 2.50% for Class C shares during the Fund’s fiscal year ending June 30, 2007 (but not any subsequent years). Under the Expense Limitation Agreement, the Adviser may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expenses limit.

Examples. The Examples below are intended to help you compare the cost of investing in Class A and Class C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.*

	Example: Assuming you redeem your shares at the end of each period.				Example: Assuming you do not redeem your shares.
Share Class	Year 1	Year 3	Year 5	Year 10	Year 1	Year 3	Year 5	Year 10
Class A	$718	$1,074	$1,452	$2,509	$718	$1,074	$1,452	$2,509
Class C	$353	$782	$1,335	$2,846	$253	$782	$1,335	$2,846

*	The Examples are based on the Net Fund Operating Expenses shown above.

Changes to “Summary of Principal Risks”

The following sentence is added to the sub-section captioned “Emerging Markets Risk”:

“The NACM Emerging Markets Opportunities Fund, in particular, has substantial exposure to this risk.”

Changes to “Management of the Funds”

1. The table in the sub-section captioned “Advisory Fees” is revised to add the following entry:

Fund	Advisory Fees
NACM Emerging Markets Opportunities Fund	0.90%

2. The table in the sub-section captioned “Administrative Fees” is revised to add the NACM Emerging Markets Opportunities Fund to the list of Funds that each pay the Adviser monthly administrative fees at the annual rate of 0.60% of the average daily net assets attributable in the aggregate to such Fund’s Class A, Class B and Class C shares.

In addition, the last paragraph of this subsection is revised to read as follows: “A discussion regarding the basis for the approval by the Board of Trustees of the investment advisory agreement between Allianz Global Fund Management and the Trust with respect to each Fund (except the NACM Emerging Markets Opportunities Fund) and the portfolio management agreements between Allianz Global Fund Management and each respective Sub-Adviser is available in the Funds’ annual reports to shareholders for the fiscal year ended June 30, 2005. A discussion regarding the basis for any approval by the Board of Trustees of the NACM Emerging Markets Opportunities Fund’s investment advisory agreement or portfolio management agreement during any six-month period will be available in the Fund’s annual or semi-annual report for that period.”

3. The table in the sub-section captioned “Sub-Advisers” is revised to add the NACM Emerging Markets Opportunities Fund to the list of Funds sub-advised by Nicholas-Applegate.

4. The table in the sub-section captioned “NACM” is revised to indicate that the following individuals at Nicholas-Applegate share joint responsibility for managing the NACM Emerging Markets Opportunities Fund:

Fund	Portfolio Manager	Since	Recent Professional Experience
NACM Emerging Markets Opportunities Fund	Joseph Devine	2005	Senior Vice President and Lead Portfolio Manager for the Nicholas-Applegate Pacific Rim and Emerging Market Opportunities strategies. Prior to joining Nicholas-Applegate in 2005, he was a research analyst and trader for the international strategy team at Duncan-Hurst Capital Management L.P. from 2000 to 2005. Prior to joining Duncan-Hurst, he held trading positions at Peregrine Investment Holdings Ltd. from 1996 to 1998 and Credit Suisse First Boston from 1998 to 2000 and was a financial consultant at Merrill Lynch. Mr. Devine has more than ten years of investment industry experience.

Fund	Portfolio Manager	Since	Recent Professional Experience
	Vincent Willyard, CFA	2005	Managing Director and Portfolio Manager for the Nicholas-Applegate Pacific Rim strategies and International Small-Cap and All-Cap strategies. Prior to joining Nicholas-Applegate in 2005, he was a portfolio manager at Duncan-Hurst Capital Management L.P. for its International Growth Equity and International Small-Cap Growth equity strategies from 1996 to 2005. Prior to joining Duncan-Hurst, Mr. Willyard was employed by Fidelity Investment Advisors Group. Mr. Willyard has more than ten years of investment industry experience.

Changes to “Characteristics and Risks of Securities and Investment Techniques”

The section captioned “Characteristics and Risks of Securities and Investment Techniques” provides additional information about some of the principal investments and related risks of the NACM Emerging Markets Opportunities Fund. It also describes characteristics and risks of additional securities and investment techniques that are not necessarily principal investment strategies, but may be used by the NACM Emerging Markets Opportunities Fund from time to time.

The section is revised as follows:

1. The second sentence in the sub-section captioned “Foreign (Non-U.S.) Securities” is revised to read, in its entirety, as follows:

“The NACM Global, NACM International and NACM Emerging Markets Opportunities Funds invest principally in securities of foreign issuers, securities traded principally in securities markets outside the United States and/or securities denominated in foreign currencies (together, “foreign securities”).”

2. The sub-section captioned “Emerging Market Securities” is revised to indicate the NACM Emerging Markets Opportunities Fund is especially sensitive to the risks of investing in emerging market securities.

3. The sub-section captioned “Changes in Investment Objectives and Policies” is revised to note that the NACM Emerging Markets Opportunities Fund has adopted an 80% investment policy under Rule 35d-1 under the Investment Company Act of 1940.

4. The sub-section captioned “Portfolio Turnover” is revised to reflect that the NACM Emerging Markets Opportunities Fund may have a portfolio turnover rate of 200% or more.

Changes to “Financial Highlights”

1. The first paragraph is revised to note that, for the NACM Emerging Markets Opportunities Fund, the information in the table of financial highlights reflects financial results for Class I shares of the Nicholas-Applegate Emerging Markets Opportunities Fund, the Fund’s predecessor (the “Predecessor Fund”), which reorganized into the Fund on August 18, 2006. Absent of such reorganization, the Fund would not have any financial information to disclose. The Predecessor Fund did not offer Class A or Class C shares during the periods shown.

2. The second paragraph is revised to note that, regarding the NACM Emerging Markets Opportunities Fund, the total returns in the table of financial highlights represent the rate that an investor would have earned or lost on an investment in Class I shares of the Predecessor Fund, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLC, an independent registered public accounting firm, whose report, along with the Predecessor Fund’s financial statements, are included in the March 31, 2006 annual report to shareholders of Nicholas-Applegate Institutional Funds. The Predecessor Fund’s financial statements and the report of independent accountants thereon are incorporated by reference in the Statement of Additional Information and are available free of charge upon request from the Distributor.

The table of financial highlights is revised to add the following financial results for Class I shares of the Predecessor Fund:

NICHOLAS-APPLEGATE EMERGING

MARKETS OPPORTUNITIES FUND

	Net Asset Value Beginning	Net Investment Income (Loss) (1)	Net Realized and Unrealized Gains (Loss)	Distributions From
				Total From Investment Operations	Net Investment Income	Net Realized Capital Gains
For the period 04/01/06 through 06/30/06	$20.59	$0.07	$(1.23)	$(1.16)	$—	$—
For the year ended 03/31/06	12.62	0.28	7.96	8.24	(0.27)	—
5/27/04 (Commenced) to 03/31/05	10.00	0.08	2.55	2.63	(0.01)	—

Total Distributions	Net Asset Value Ending	Total Return (2)		Net Assets, Ending (in 000’s)	Ratios To Average Net Assets (3)						Fund’s Portfolio Turnover Rate
					Net Investment Income (Loss)	Total Expenses	Expense (Reimbursements)/ Recoupment	Expenses Net of Reimbursements/ Recoupment	Expenses Net of Reimbursements/ Recoupment and Offset (4)
$—	$19.43	(5.63%)		$21,682	1.42%	1.55%	—	1.55%	1.41%		28%
(0.27)	20.59	65.89%		20,725	1.88%	2.21%	(0.53)%	1.68%	1.19	%(6)	119%
(0.01)	12.62	26.32	%(5)	26,517	0.56%	2.83%	(1.08)%	1.75%	1.69	%(7)	59	%(8)

(1)	Net investment income’ per share is calculated by dividing net investment income for the period by the average shares outstanding during the period.
(2)	Total returns are not annualized for periods less than one year.
(3)	Ratios are annualized for periods of less than one year. Expense reimbursements reflect voluntary reductions to total expenses, as discussed in the notes to financial statements. Such amounts would decrease net investment income (loss) ratios had such reductions not occurred.
(4)	Net expenses include certain items not subject to expense reimbursement.
(5)	Inception to date Return.
(6)	The Board of Trustees of Nicholas-Applegate Institutional Funds (the “NACM Trust”) approved the amendments to the NACM Trust’s Expenses Limitation Agreement whereby overall operating expenses (excluding taxes, interest, brokerage and extraordinary expenses) of the Predecessor Fund did not exceed 1.55% for the period 01/24/06 to 03/31/06, respectively.
(7)	The Board of Trustees of Nicholas-Applegate Institutional Funds approved the amendments to the NACM Trust’s Expenses Limitation Agreement whereby overall operating expenses (excluding taxes, interest, brokerage and extraordinary expenses) of the Predecessor Fund did not exceed 1.75% for the period 04/01/04 to 03/23/05 and 1.65% for the period 03/24/05 to 03/31/05, respectively.
(8)	Due to the realignment of the Predecessor Fund’s portfolio in connection with the combination with the Nicholas-Applegate Emerging Countries Fund, the cost of purchases of $2,958,229 and proceeds from sales of $3,564,155 have been excluded from the Portfolio Turnover calculation.